Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
10.	Property and equipment, net

Property and equipment consists of the following:

	December 31,
	2017	2018
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	49,786	126,896
Others	—	4,031
Total	49,786	130,927

Less: accumulated depreciation	(17,471)	(43,508)

Property and equipment, net	32,315	87,419

Depreciation expense for the years ended December 31, 2016, 2017 and 2018 were RMB4,202, RMB6,864 and RMB26,818, respectively.